Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Deferred income tax assets	$ 7,763	$ 8,220
Deferred income tax liabilities:
Deferred income tax liabilities		(31,934)
Property and equipment [Member]
Deferred income tax assets:
Deferred income tax assets	1,253	565
Provision for reclamation liabilities [Member]
Deferred income tax assets:
Deferred income tax assets	1,406	1,235
Financing costs [Member]
Deferred income tax assets:
Deferred income tax assets	2,383	2,487
Non-capital loss carryforwards [Member]
Deferred income tax assets:
Deferred income tax assets	46,571	38,255
Secured note liabilities [Member]
Deferred income tax assets:
Deferred income tax assets	21,814	(10,766)
Mineral interests [Member]
Deferred income tax liabilities:
Deferred income tax liabilities	$ (73,428)	$ (63,710)